Derivative Instruments (Fair Market Value of Derivative Instruments Included on the Balance Sheet) (Details) (USD $)			9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 [MaximumMember]	Dec. 31, 2011 [OilAndGasCommodityDerivativesMember] [PrepaidExpensesAndOtherCurrentAssetsMember]	Sep. 30, 2012 [OilAndGasCommodityDerivativesMember] [OtherLiabilitiesMember]	Dec. 31, 2011 [OilAndGasCommodityDerivativesMember] [OtherLiabilitiesMember]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	$ 104,000			$ 1,247,000
Embedded Derivative, Fair Value of Embedded Derivative Liability	(14,825,000)	(16,067,000)			(14,825,000)	(16,067,000)
Derivative, Loss on Derivative			$ 100,000